UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Cyclical Industries Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Cyclical Industries Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,097.90	$ 4.06
Hypothetical A	$ 1,000.00	$ 1,020.93	$ 3.91
Investor Class
Actual	$ 1,000.00	$ 1,096.50	$ 4.83
Hypothetical A	$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.78%
Investor Class	.93%

Semiannual Report

VIP Cyclical Industries Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.6	2.3
United Technologies Corp.	4.7	3.0
3M Co.	3.5	2.5
Honeywell International, Inc.	3.2	2.6
Tyco International Ltd.	3.1	3.0
Caterpillar, Inc.	2.2	2.0
Fluor Corp.	2.1	6.2
Dow Chemical Co.	2.1	1.4
Cytec Industries, Inc.	1.7	0.3
Illinois Tool Works, Inc.	1.6	0.0
	30.8
Top Industries (% of fund's net assets)
As of June 30, 2006
Aerospace & Defense	17.0%
Industrial Conglomerates	15.1%
Chemicals	14.4%
Machinery	10.7%
Road & Rail	6.4%
All Others*	36.4%

As of December 31, 2005
Aerospace & Defense	16.4%
Chemicals	13.7%
Construction & Engineering	10.8%
Industrial Conglomerates	8.9%
Machinery	8.5%
All Others*	41.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Cyclical Industries Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 17.0%
Aerospace & Defense - 17.0%
Alliant Techsystems, Inc. (a)	900	$ 68,715
BAE Systems PLC sponsored ADR	9,000	247,050
DRS Technologies, Inc.	4,900	238,875
EADS NV	35,100	1,008,452
EDO Corp.	6,000	146,040
General Dynamics Corp.	13,800	903,348
Goodrich Corp.	5,900	237,711
Hexcel Corp. (a)	46,300	727,373
Honeywell International, Inc.	54,100	2,180,230
L-3 Communications Holdings, Inc.	4,000	301,680
Lockheed Martin Corp.	8,600	616,964
Meggitt PLC	18,300	108,056
Precision Castparts Corp.	12,100	723,096
Raytheon Co.	11,700	521,469
Rockwell Collins, Inc.	4,120	230,184
Rolls-Royce Group PLC	13,890	106,358
The Boeing Co.	310	25,392
United Technologies Corp.	50,200	3,183,684
		11,574,677
AIR FREIGHT & LOGISTICS - 3.9%
Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	7,900	421,070
FedEx Corp.	5,500	642,730
Forward Air Corp.	2,960	120,561
Hub Group, Inc. Class A (a)	12,706	311,678
United Parcel Service, Inc. Class B	10,300	847,999
UTI Worldwide, Inc.	11,112	280,356
		2,624,394
AIRLINES - 1.7%
Airlines - 1.7%
AirTran Holdings, Inc. (a)	41,100	610,746
Midwest Air Group, Inc. (a)(d)	12,000	60,600
Republic Airways Holdings, Inc. (a)	8,700	148,074
Ryanair Holdings PLC sponsored ADR (a)	1,600	84,352
UAL Corp. (a)	7,500	232,650
		1,136,422
AUTO COMPONENTS - 1.7%
Auto Parts & Equipment - 1.5%
Amerigon, Inc. (a)	35,464	318,112
BorgWarner, Inc.	3,200	208,320
Johnson Controls, Inc.	5,900	485,098
		1,011,530
Tires & Rubber - 0.2%
Continental AG	1,200	122,680
TOTAL AUTO COMPONENTS		1,134,210

	Shares	Value (Note 1)
AUTOMOBILES - 2.0%
Automobile Manufacturers - 2.0%
Bayerische Motoren Werke AG (BMW)	10,600	$ 529,635
General Motors Corp. (d)	13,400	399,186
Renault SA	3,100	333,104
Toyota Motor Corp. sponsored ADR	900	94,131
		1,356,056
BUILDING PRODUCTS - 1.5%
Building Products - 1.5%
American Standard Companies, Inc.	10,510	454,768
Goodman Global, Inc.	600	9,108
Masco Corp.	19,120	566,717
		1,030,593
CHEMICALS - 14.4%
Commodity Chemicals - 1.8%
Celanese Corp. Class A	14,200	289,964
Georgia Gulf Corp.	9,700	242,694
Lyondell Chemical Co. (d)	12,300	278,718
NOVA Chemicals Corp.	4,300	123,495
Pioneer Companies, Inc. (a)	4,000	109,120
Westlake Chemical Corp.	6,300	187,740
		1,231,731
Diversified Chemicals - 4.5%
Ashland, Inc.	4,600	306,820
Dow Chemical Co.	36,000	1,405,080
E.I. du Pont de Nemours & Co.	15,100	628,160
FMC Corp.	10,730	690,905
		3,030,965
Fertilizers & Agricultural Chemicals - 2.3%
Agrium, Inc.	7,800	181,113
Monsanto Co.	6,100	513,559
Mosaic Co. (a)(d)	27,900	436,635
Potash Corp. of Saskatchewan, Inc.	4,600	394,895
The Scotts Miracle-Gro Co. Class A	1,200	50,784
		1,576,986
Industrial Gases - 2.4%
Air Products & Chemicals, Inc.	5,800	370,736
Airgas, Inc.	7,800	290,550
Linde AG (d)	3,200	246,630
Linde AG rights 7/10/06 (a)	3,200	12,403
Praxair, Inc.	12,800	691,200
		1,611,519
Specialty Chemicals - 3.4%
Albemarle Corp.	5,600	268,128
Chemtura Corp.	25,219	235,545
Cytec Industries, Inc.	21,900	1,175,154
Ecolab, Inc.	9,100	369,278
Ferro Corp.	7,700	122,892
Lubrizol Corp.	200	7,970
Common Stocks - continued
	Shares	Value (Note 1)
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Minerals Technologies, Inc.	100	$ 5,200
Rohm & Haas Co.	2,900	145,348
		2,329,515
TOTAL CHEMICALS		9,780,716
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Commercial & Professional Services - 0.2%
The Brink's Co.	2,300	129,743
Environmental & Facility Services - 1.5%
Allied Waste Industries, Inc. (a)	23,200	263,552
Republic Services, Inc.	2,800	112,952
Waste Connections, Inc. (a)	4,100	149,240
Waste Management, Inc.	13,600	487,968
		1,013,712
Human Resource & Employment Services - 0.8%
CDI Corp.	10,400	301,600
Robert Half International, Inc.	5,900	247,800
		549,400
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,692,855
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Dycom Industries, Inc. (a)	5,600	119,224
Harris Corp.	7,400	307,174
		426,398
CONSTRUCTION & ENGINEERING - 5.7%
Construction & Engineering - 5.7%
Chicago Bridge & Iron Co. NV (NY Shares)	24,200	584,430
Comfort Systems USA, Inc.	11,100	158,619
Fluor Corp.	15,700	1,459,001
Foster Wheeler Ltd. (a)	2,600	112,320
Infrasource Services, Inc. (a)	16,900	307,749
Jacobs Engineering Group, Inc. (a)	3,200	254,848
Perini Corp. (a)	22,700	510,750
Shaw Group, Inc. (a)	4,900	136,220
SNC-Lavalin Group, Inc.	14,300	376,363
		3,900,300
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	900	82,035
U.S. Concrete, Inc. (a)	19,600	216,580
Vulcan Materials Co.	4,100	319,800
		618,415

	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Crown Holdings, Inc. (a)	4,400	$ 68,508
Owens-Illinois, Inc. (a)	3,450	57,822
		126,330
ELECTRICAL EQUIPMENT - 2.7%
Electrical Components & Equipment - 1.8%
AMETEK, Inc.	1,600	75,808
Cooper Industries Ltd. Class A	3,500	325,220
Emerson Electric Co.	900	75,429
Hubbell, Inc. Class B	2,700	128,655
Rockwell Automation, Inc.	6,100	439,261
Roper Industries, Inc.	1,840	86,020
Thomas & Betts Corp. (a)	1,400	71,820
		1,202,213
Heavy Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	24,800	321,408
Global Power Equipment Group, Inc. (a)(d)	36,400	115,752
Vestas Wind Systems AS (a)	7,000	191,478
		628,638
TOTAL ELECTRICAL EQUIPMENT		1,830,851
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Cogent, Inc. (a)	2,600	39,182
CPI International, Inc.	300	4,350
FARO Technologies, Inc. (a)	4,000	67,840
		111,372
FOOD PRODUCTS - 0.1%
Packaged Foods & Meats - 0.1%
Imperial Sugar Co.	4,300	101,996
HOUSEHOLD DURABLES - 1.8%
Homebuilding - 1.8%
D.R. Horton, Inc.	10,600	252,492
KB Home	8,700	398,895
Pulte Homes, Inc.	6,400	184,256
Ryland Group, Inc.	7,480	325,904
Toll Brothers, Inc. (a)	3,700	94,609
		1,256,156
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power & Energy Trade - 0.2%
Mirant Corp. (a)	4,300	115,240
INDUSTRIAL CONGLOMERATES - 15.1%
Industrial Conglomerates - 15.1%
3M Co.	29,060	2,347,176
General Electric Co.	137,060	4,517,497
Smiths Group PLC	16,100	265,320
Textron, Inc.	6,900	636,042
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Tyco International Ltd.	77,340	$ 2,126,850
Walter Industries, Inc.	6,600	380,490
		10,273,375
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
CACI International, Inc. Class A (a)	2,500	145,825
ManTech International Corp. Class A (a)	4,400	135,784
NCI, Inc. Class A	900	11,790
SI International, Inc. (a)	2,000	61,320
		354,719
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
Varian, Inc. (a)	800	33,208
MACHINERY - 10.7%
Construction & Farm Machinery & Heavy Trucks - 5.9%
AGCO Corp. (a)	3,000	78,960
Bucyrus International, Inc. Class A	3,650	184,325
Caterpillar, Inc.	19,800	1,474,704
Deere & Co.	7,300	609,477
JLG Industries, Inc.	8,700	195,750
Joy Global, Inc.	5,975	311,238
Manitowoc Co., Inc.	12,600	560,700
Navistar International Corp. (a)	3,980	97,948
Samsung Heavy Industries Ltd.	310	7,156
Terex Corp. (a)	1,800	177,660
Toro Co.	6,500	303,550
Wabash National Corp.	3,600	55,296
		4,056,764
Industrial Machinery - 4.8%
Actuant Corp. Class A	600	29,970
Atlas Copco AB (B Shares)	10,800	280,672
Danaher Corp.	9,200	591,744
Dover Corp.	4,600	227,378
Illinois Tool Works, Inc.	22,600	1,073,500
ITT Industries, Inc.	10,000	495,000
KCI Konecranes Oyj	19,100	344,013
Pentair, Inc.	2,180	74,534
Schindler Holding AG (participation certificate)	2,625	137,638
		3,254,449
TOTAL MACHINERY		7,311,213
MARINE - 0.7%
Marine - 0.7%
Alexander & Baldwin, Inc.	1,360	60,207
Camillo Eitzen & Co. ASA (d)	11,400	113,562

	Shares	Value (Note 1)
Odfjell ASA (A Shares)	11,000	$ 167,901
Stolt-Nielsen SA	6,200	145,439
		487,109
METALS & MINING - 3.7%
Steel - 3.7%
Allegheny Technologies, Inc.	9,700	671,628
Carpenter Technology Corp.	2,700	311,850
IPSCO, Inc.	1,300	124,457
Mittal Steel Co. NV Class A (NY Shares)	10,100	308,151
Nucor Corp.	7,000	379,750
Oregon Steel Mills, Inc. (a)	7,100	359,686
United States Steel Corp.	4,900	343,588
		2,499,110
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	3,200	149,504
Massey Energy Co.	1,800	64,800
		214,304
Oil & Gas Storage & Transport - 0.0%
Overseas Shipholding Group, Inc.	100	5,915
TOTAL OIL, GAS & CONSUMABLE FUELS		220,219
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Potlatch Corp.	3,070	115,893
ROAD & RAIL - 6.4%
Railroads - 5.0%
Burlington Northern Santa Fe Corp.	10,500	832,125
Canadian National Railway Co.	20,300	886,704
CSX Corp.	8,100	570,564
Kansas City Southern (a)	200	5,540
Norfolk Southern Corp.	18,860	1,003,729
Union Pacific Corp.	1,500	139,440
		3,438,102
Trucking - 1.4%
Con-way, Inc.	5,600	324,408
Laidlaw International, Inc.	4,812	121,262
Landstar System, Inc.	7,556	356,870
Old Dominion Freight Lines, Inc. (a)	3,400	127,806
		930,346
TOTAL ROAD & RAIL		4,368,448
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class B (a)	900	30,825
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	2,400	113,952
TOTAL SPECIALTY RETAIL		144,777
Common Stocks - continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
H&E Equipment Services, Inc.	200	$ 5,890
MSC Industrial Direct Co., Inc. Class A	13,600	646,952
Watsco, Inc.	1,600	95,712
WESCO International, Inc. (a)	1,500	103,500
		852,054
TRANSPORTATION INFRASTRUCTURE - 0.0%
Airport Services - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	200	6,370
Marine Ports & Services - 0.0%
Eitzen Maritime Services ASA (a)(d)	2,778	1,129
TOTAL TRANSPORTATION INFRASTRUCTURE		7,499
TOTAL COMMON STOCKS (Cost $57,182,037)		65,484,605
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $1,473)	827,982	1,570
Money Market Funds - 6.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	3,208,274	$ 3,208,274
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	1,443,054	1,443,054
TOTAL MONEY MARKET FUNDS (Cost $4,651,328)		4,651,328
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $61,834,838)		70,137,503
NET OTHER ASSETS - (3.0)%		(2,020,779)
NET ASSETS - 100%		$ 68,116,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,968
Fidelity Securities Lending Cash Central Fund	10,123
Total	$ 48,091
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Canada	3.2%
Netherlands	2.8%
Germany	1.4%
United Kingdom	1.2%
Others (individually less than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Cyclical Industries Portfolio

VIP Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,461,643) - See accompanying schedule: Unaffiliated issuers (cost $57,183,510)	$ 65,486,175
Affiliated Central Funds (cost $4,651,328)	4,651,328
Total Investments (cost $61,834,838)		$ 70,137,503
Cash		214
Foreign currency held at value (cost $14)		14
Receivable for fund shares sold		269,124
Dividends receivable		100,742
Interest receivable		5,242
Prepaid expenses		118
Other receivables		2,433
Total assets		70,515,390

Liabilities
Payable for investments purchased	$ 896,964
Accrued management fee	31,224
Other affiliated payables	6,695
Other payables and accrued expenses	20,729
Collateral on securities loaned, at value	1,443,054
Total liabilities		2,398,666

Net Assets		$ 68,116,724
Net Assets consist of:
Paid in capital		$ 55,532,443
Undistributed net investment income		310,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,970,570
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,302,811
Net Assets		$ 68,116,724

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($58,087,867 ÷ 3,854,036 shares)	$ 15.07

Investor Class: Net Asset Value, offering price and redemption price per share ($10,028,857 ÷ 666,846 shares)	$ 15.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Cyclical Industries Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 501,217
Interest		18
Income from affiliated Central Funds		48,091
Total income		549,326

Expenses
Management fee	$ 174,560
Transfer agent fees	27,493
Accounting and security lending fees	11,654
Independent trustees' compensation	114
Custodian fees and expenses	8,755
Audit	18,692
Legal	782
Miscellaneous	3,246
Total expenses before reductions	245,296
Expense reductions	(1,940)	243,356
Net investment income (loss)		305,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,148,674
Foreign currency transactions	1,333
Total net realized gain (loss)		4,150,007
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,748)
Assets and liabilities in foreign currencies	(1,740)
Total change in net unrealized appreciation (depreciation)		(27,488)
Net gain (loss)		4,122,519
Net increase (decrease) in net assets resulting from operations		$ 4,428,489

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 305,970	$ 312,263
Net realized gain (loss)	4,150,007	5,980,847
Change in net unrealized appreciation (depreciation)	(27,488)	16,157
Net increase (decrease) in net assets resulting from operations	4,428,489	6,309,267
Distributions to shareholders from net investment income	-	(330,845)
Distributions to shareholders from net realized gain	(1,790,513)	(4,422,000)
Total distributions	(1,790,513)	(4,752,845)
Share transactions - net increase (decrease)	13,196,949	(11,610,444)
Redemption fees	13,844	22,880
Total increase (decrease) in net assets	15,848,769	(10,031,142)

Net Assets
Beginning of period	52,267,955	62,299,097
End of period (including undistributed net investment income of $310,900 and undistributed net investment income of $4,930, respectively)	$ 68,116,724	$ 52,267,955

See accompanying notes which are an integral part of the financial statements.

VIP Cyclical Industries Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.20	$ 13.81	$ 11.16	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.08 I	.03	(.01)	.01
Net realized and unrealized gain (loss)	1.29	1.70	2.59	3.06	(1.98)	.04
Total from investment operations	1.37	1.78	2.67	3.09	(1.99)	.05
Distributions from net investment income	-	(.10)	(.04)	(.02)	(.01)	-
Distributions from net realized gain	(.50)	(1.30)	-	-	-	-
Total distributions	(.50)	(1.40)	(.04)	(.02)	(.01)	-
Redemption fees added to paid in capital E	- H	.01	.02	.01	.02	.01
Net asset value, end of period	$ 15.07	$ 14.20	$ 13.81	$ 11.16	$ 8.08	$ 10.06
Total Return B, C, D	9.79%	12.88%	24.10%	38.37%	(19.60)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.81%	.95%	1.85%	1.44%	2.70% A
Expenses net of fee waivers, if any	.78% A	.81%	.95%	1.50%	1.44%	1.50% A
Expenses net of all reductions	.77% A	.76%	.90%	1.47%	1.42%	1.50% A
Net investment income (loss)	1.00% A	.53%	.63% I	.35%	(.06)%	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,088	$ 50,332	$ 62,299	$ 19,618	$ 8,284	$ 10,290
Portfolio turnover rate	112% A	160%	121%	117%	143%	29% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 18, 2001 (commencement of operations) to December 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004, have been reduced by $.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E	.06	.02
Net realized and unrealized gain (loss)	1.29	.96
Total from investment operations	1.35	.98
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.50)	(1.25)
Total distributions	(.50)	(1.34)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 15.04	$ 14.19
Total Return B, C, D	9.65%	6.65%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	1.08% A
Expenses net of fee waivers, if any	.93% A	1.08% A
Expenses net of all reductions	.92% A	1.03% A
Net investment income (loss)	.85% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,029	$ 1,936
Portfolio turnover rate	112% A	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Cyclical Industries Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Cyclical Industries Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,306,101
Unrealized depreciation	(2,205,964)
Net unrealized appreciation (depreciation)	$ 8,100,137
Cost for federal income tax purposes	$ 62,037,366

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,809,515 and $33,572,555, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 20,689
Investor Class	6,804
$ 27,493

VIP Cyclical Industries Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $817 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $79 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $10,123.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,940 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ -	$ 320,409
Investor Class	-	10,436
Total	$ -	$ 330,845
From net realized gain
Initial Class	$ 1,689,656	$ 4,277,055
Investor Class	100,857	144,945
Total	$ 1,790,513	$ 4,422,000

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	802,331	823,449	$ 12,308,084	$ 11,500,259
Reinvestment of distributions	117,828	321,225	1,689,656	4,597,464
Shares redeemed	(609,484)	(2,110,942)	(8,940,151)	(29,696,282)
Net increase (decrease)	310,675	(966,268)	$ 5,057,589	$ (13,598,559)
Investor Class
Shares sold	559,502	127,583	$ 8,568,698	$ 1,862,351
Reinvestment of distributions	7,043	10,851	100,857	155,381
Shares redeemed	(36,198)	(1,935)	(530,195)	(29,617)
Net increase (decrease)	530,347	136,499	$ 8,139,360	$ 1,988,115

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Cyclical Industries Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Cyclical Industries Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Cyclical Industries Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0806
1.817364.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Cyclical Industries Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Cyclical Industries Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006